Cash and cash equivalents (Details) - EUR (€) € in Millions	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Cash and cash equivalents
Cash at bank and in hand	€ 2,220	€ 2,705
Money market funds	5,276	3,116
Cash and cash equivalents as presented in the statement of financial position	7,496	5,821
Bank overdrafts	(125)	(31)
Cash and cash equivalents as presented in the statement of cash flows	7,371	5,790	€ 13,288	€ 13,605
Restricted cash and cash equivalents	1,554	1,741
Cash balance that can be used to repay intercompany liabilities	€ 932	€ 879